Share Capital and Other Equity Instruments - Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2020 Warrant $ / shares	Dec. 31, 2020 Warrant $ / shares	Dec. 31, 2019 Warrant $ / shares	Dec. 31, 2018 Warrant $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number	172,735	172,735	172,735	153,611
Exercise price (CA$) | (per share)	$ 84.33	$ 5.50	$ 84.33	$ 1,028.35
Warrant Expires on January 2023
Disclosure Of Classes Of Share Capital [Line Items]
Number	4,000	4,000
Expiry date	Jan. 31, 2023
Exercise price (CA$) | $ / shares	$ 3,000.00
Warrant Expires on April 2027
Disclosure Of Classes Of Share Capital [Line Items]
Number	168,735	168,735
Expiry date	Apr. 30, 2027
Exercise price (CA$) | $ / shares	$ 15.21
Warrant Expires on November 2025
Disclosure Of Classes Of Share Capital [Line Items]
Number	7,894,734	7,894,734
Expiry date	Nov. 30, 2025
Exercise price (CA$) | $ / shares		$ 5.50